Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of breakdown of capital stock by nature

	12.31.23		12.31.22
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	842,165,702	50.06	360,133,580	33.27
Salic	180,000,000	10.70	-	-
Kapitalo Investimentos Ltda.	107,982,757	6.42	55,730,079	5.15
Caixa de Previd. dos Func. do Banco do Brasil	103,328,121	6.14	67,560,738	6.24
Management
Board of Directors	518,900	0.03	518,900	0.05
Executives	626,458	0.04	655,163	0.06
Fiscal Council	32,700	0.00	3,407	0.00
Treasury shares	3,817,179	0.23	4,356,397	0.40
Other	444,001,429	26.38	593,514,982	54.83
	1,682,473,246	100.00	1,082,473,246	100.00

Schedule of roll forward of outstanding shares

Quantity of outstanding of shares
	12.31.23	12.31.22
Beginning balance	1,078,116,849	807,419,692
Issue of shares on 07.13.23 and 02.01.22	600,000,000	270,000,000
Delivery of restricted shares	539,218	697,157
Ending balance	1,678,656,067	1,078,116,849

Schedule of capital reserve and other equity transactions

	12.31.23	12.31.22
Capital reserves	2,763,364	2,338,476
Other equity transactions	(70,106)	(77,825)
Share-based payments	203,374	195,655
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	(220)	(220)

Schedule of treasury shares

Quantity of outstanding of shares
	12.31.23	12.31.22
Shares at the beggining of the year	4,356,397	5,053,554
Delivery of restricted shares	(539,218)	(697,157)
Shares at the end of the year	3,817,179	4,356,397